UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Edgar Lomax Value Fund

Semi-Annual Report

For the period ended
April 30, 2022

EDGAR LOMAX VALUE FUND

Semi-Annual Report
April 30, 2022
Dear Fellow Shareholder:

We are pleased to report that the performance of the Edgar Lomax Value Fund (the “Fund”) for the first half of the fiscal year, ended April 30, 2022, was exceptional—during the past six months, the Fund strongly outperformed the indexes, gaining 2.09% versus S&P 500 and S&P 500 Value respective losses of -9.65% and -1.64%.  The last six months remind us of the importance of maintaining a well-diversified, asset-allocation plan—which includes the standard equity investment styles—no matter how much any one of those styles may have fallen out of favor (such as “large-cap value” during much of the past 2-3 years).  Stock investors who recently shifted funds away from value likely paid a heavy price as the S&P 500 Growth Index, a widely recognized barometer of growth stocks, declined by -16.86% during this period.  Following is a summary of average annual total returns through April 30, 2022:

		S&P 500		Morningstar Large-Cap
	Fund	Value Index	S&P 500 Index	Value Category
1-year	7.97%	3.25%	0.21%	2.23%
5-year	9.82%	10.05%	13.66%	9.55%
10-year	10.86%	11.49%	13.67%	10.68%
15-year	7.08%	6.83%	9.28%	6.78%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524 or visiting www.edgarlomax.com.  Before deducting fees that the Advisor contractually waived or expenses of the Fund that the Advisor absorbed, the gross expense ratio is 1.03%*; however, after such waivers or absorptions, the Fund’s maximum net expense ratio is 0.70%.  With the voluntary performance-based waiver arrangement, actual Total Annual Fund Operating Expenses (the net expenses that investors paid) were 0.50% for the fiscal year ended October 31, 2021.  For more information, please see the “Management Fee and Voluntary Fee Waiver” section of the Statutory Prospectus.

After this recent outperformance, the Fund’s portfolio continues to demonstrate characteristics that we believe bode well for future relative performance.  For example, its price-to-earnings ratio of 12.3 compares to S&P 500 and S&P 500 Value respective ratios of 21.1 and 18.6.  Further, the Fund has the added advantage of paying a significantly higher dividend yield of 3.17% (the Fund’s subsidized and unsubsidized 30 day SEC Yield’s were 2.64% and 2.32%, respectively), compared to S&P 500 and S&P 500 Value respective yields of 1.54% and 2.16%.  As we have stated previously, while we do not expect this recent shift toward “value,” and away from “growth,” to occur in a straight line, we do believe you are still witnessing just the early stage of value’s longer-term reversal of fortune.

__________________

*
Figures are from the Fund’s prospectus dated February 28, 2022.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.70% (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) through at least February 28, 2023.  In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index.  While the Advisor may discontinue its voluntary waiver any time after February 28, 2023, it has no current intention of doing so.

Oil prices continued to rise during the first six months of the fiscal year, helping drive up the prices of the Fund’s Energy Sector holdings.  Investors recognized the value of these companies as growing demand for oil bumped up against constrained oil supplies—the Fund’s Energy holdings were up 36.3%.  Chevron and Exxon lead the Fund’s Energy holdings, up 39.4% and 34.9%, respectively, during this period.  Both companies remain attractive with strong dividend yields:  3.5% for Exxon and 3.2% for Chevron.

Investors appeared to be preparing for the impact of both higher inflation and higher interest rates on the retail shopper and, in turn, the Consumer Discretionary Sector overall.  As the Federal Reserve finally started raising short-term interest rates, in part to slow consumer demand, it shouldn’t be a surprise that the Fund’s Consumer Discretionary Sector holdings were under pressure, lagging the rest of the portfolio with a return of -5.8%.  After this decline, our Consumer Discretionary Sector holdings have become even more attractive, with a low average price-to-earnings ratio of 13.4 as of the end of May.

Please note that the entire list of Fund investments is included in this report in a section called “Schedule of Investments.”

Thank you, once again, for your confidence in our management of the Fund.  We remain committed to handling your hard-earned money as carefully as we do our own.

Cordially,

Randall R. Eley	Thomas B. Murray
Chief Investment Officer	Portfolio Manager

____________________

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk; principal loss is possible.  “Value” investing as a strategy may be out of favor in the market for an extended period.  Value stocks can perform differently from the market as a whole and from other types of stocks.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The opinions expressed are those of The Edgar Lomax Company, the Fund’s investment advisor, are subject to change, and forecasts made cannot be guaranteed.  Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.

The Price-to-Earnings (P/E) Ratio is calculated by dividing the current price of a stock by the company’s trailing 12 months’ earnings per share.

The Dividend Yield is calculated by dividing a company’s per-share projected annual dividend payment by the company’s stock price per share.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.  The S&P 500 Value Index is a capitalization-weighted index of stocks in the S&P 500® Index which exhibit strong value characteristics.  You cannot invest directly in an index. The S&P 500 Growth Index is a capitalization-weighted index of stocks in the S&P 500® Index which exhibit strong growth characteristics.The Morningstar Large-Cap Value Category represents stocks of large-cap companies that are less expensive or growing more slowly than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at April 30, 2022 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/21 – 4/30/22).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/21	4/30/22	11/1/21 – 4/30/22
Actual	$1,000.00	$1,020.90	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

*
Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at April 30, 2022 (Unaudited)

Percentages represent market value as a percentage of total investments.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 97.98%	Value
	Beverage and Tobacco Product Manufacturing - 5.05%
3,850	Altria Group, Inc.	$213,944
69,650	Coca-Cola Co.	4,500,087
3,300	PepsiCo, Inc.	566,643
		5,280,674
	Broadcasting (except Internet) - 0.10%
5,757	Warner Bros. Discovery, Inc. (a)	104,490

	Building Material and Garden Equipment - 0.68%
3,600	Lowe’s Cos., Inc.	711,828

	Chemical Manufacturing - 17.02%
4,300	AbbVie, Inc.	631,584
13,300	Amgen, Inc.	3,101,427
9,400	Bristol-Myers Squibb Co.	707,538
52,850	Dow, Inc.	3,514,525
13,650	Gilead Sciences, Inc.	809,991
10,500	Johnson & Johnson	1,894,830
54,900	Merck & Co., Inc.	4,869,081
46,252	Pfizer, Inc.	2,269,586
		17,798,562
	Computer and Electronic Product Manufacturing - 6.61%
27,550	Cisco Systems, Inc.	1,349,399
99,500	Intel Corp.	4,337,205
11,700	Medtronic PLC - ADR	1,221,012
		6,907,616

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), continued

Shares	COMMON STOCKS - 97.98%	Value
	Credit Intermediation and Related Activities - 8.55%
2,500	American Express Co.	$436,775
39,200	Bank of America Corp.	1,398,656
30,000	Bank of New York Mellon Corp.	1,261,800
28,650	Capital One Financial Corp.	3,570,363
9,650	Citigroup, Inc.	465,226
3,700	JPMorgan Chase & Co.	441,632
10,400	U.S. Bancorp	505,024
19,600	Wells Fargo & Co.	855,148
		8,934,624
	Electrical Equipment, Appliance, and Component Manufacturing - 1.12%
12,950	Emerson Electric Co.	1,167,831

	Food Manufacturing - 3.10%
48,850	Kraft Heinz Co.	2,082,475
17,900	Mondelez International, Inc. - Class A	1,154,192
		3,236,667
	General Merchandise Stores - 1.53%
7,000	Target Corp.	1,600,550

	Health and Personal Care Stores - 8.78%
50,800	CVS Health Corp.	4,883,404
101,350	Walgreens Boots Alliance, Inc.	4,297,240
		9,180,644
	Insurance Carriers and Related Activities - 7.69%
30,650	American International Group, Inc.	1,793,332
76,450	MetLife, Inc.	5,021,236
2,400	UnitedHealth Group, Inc.	1,220,520
		8,035,088
	Merchant Wholesalers, Durable Goods - 2.33%
16,900	3M Co.	2,437,318

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), continued

Shares	COMMON STOCKS - 97.98%	Value
	Petroleum and Coal Products Manufacturing - 8.03%
26,400	Chevron Corp.	$4,136,088
11,350	ConocoPhillips	1,084,152
37,250	Exxon Mobil Corp.	3,175,563
		8,395,803
	Professional, Scientific, and Technical Services - 2.83%
22,400	International Business Machines Corp.	2,961,504

	Rail Transportation - 1.06%
4,750	Union Pacific Corp.	1,112,877

	Real Estate - 0.41%
3,650	Simon Property Group, Inc.	430,700

	Securities, Commodity Contracts, and Other Financial Investments
	and Related Activities - 3.44%
450	BlackRock, Inc.	281,106
4,600	Goldman Sachs Group, Inc.	1,405,254
23,750	Morgan Stanley	1,914,012
		3,600,372
	Semiconductor and Other Electronic Component Manufacturing - 1.52%
900	Broadcom, Inc.	498,951
6,400	Texas Instruments, Inc.	1,089,600
		1,588,551
	Telecommunications - 4.76%
23,800	AT&T, Inc.	448,868
97,850	Verizon Communications, Inc.	4,530,455
		4,979,323
	Transportation Equipment Manufacturing - 6.46%
20,000	General Dynamics Corp.	4,730,600
1,600	Lockheed Martin Corp.	691,392
14,000	Raytheon Technologies Corp.	1,328,740
		6,750,732

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), continued

Shares	COMMON STOCKS - 97.98%	Value
	Utilities - 6.91%
16,900	Constellation Energy Corp.	$1,000,649
12,500	Duke Energy Corp.	1,377,000
53,400	Exelon Corp.	2,498,052
32,050	Southern Co.	2,352,150
		7,227,851
	TOTAL COMMON STOCKS (Cost $95,823,217)	102,443,605

	MONEY MARKET FUND - 1.96%
2,049,071	Invesco STIT-Treasury Portfolio - Institutional Class, 0.23% (b)	2,049,071
	TOTAL MONEY MARKET FUND (Cost $2,049,071)	2,049,071
	Total Investments in Securities (Cost $97,872,288) - 99.94%	104,492,676
	Other Assets in Excess of Liabilities - 0.06%	64,629
	TOTAL NET ASSETS - 100.00%	$104,557,305

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $97,872,288)	$104,492,676
Receivables
Fund shares sold	42,220
Dividends and interest	173,404
Return of capital	737
Prepaid expenses	12,495
Total assets	104,721,532

LIABILITIES
Payables
Fund shares redeemed	65,694
Administration fees	32,545
Audit fees	31,414
Transfer agent fees and expenses	9,221
Advisory fees (Note 4)	7,953
Fund accounting fees	6,313
Shareholder reporting	3,767
Custody fees	3,111
Chief Compliance Officer fee	2,438
Trustee fees and expenses	717
Legal fees	328
Accrued other expenses	726
Total liabilities	164,227

NET ASSETS	$104,557,305

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$104,557,305
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	7,078,575
Net asset value, offering and redemption price per share	$14.77

COMPONENTS OF NET ASSETS
Paid-in capital	$91,759,923
Total distributable earnings	12,797,382
Net assets	$104,557,305

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS – For the six months ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (Net of foreign taxes withheld of $1,106)	$1,549,741
Interest	494
Total investment income	1,550,235

EXPENSES
Advisory fees (Note 4)	283,786
Administration fees (Note 4)	95,353
Transfer agent fees and expenses (Note 4)	45,154
Fund accounting fees (Note 4)	19,188
Registration fees	12,544
Audit fees	10,414
Custody fees (Note 4)	10,202
Chief Compliance Officer fee (Note 4)	7,438
Trustee fees and expenses	6,684
Reports to shareholders	4,163
Legal fees	3,858
Other expenses	3,193
Insurance expense	1,771
Total expenses	503,748
Less: advisory fee waiver (Note 4)	(245,761)
Net expenses	257,987
Net investment income	1,292,248

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	5,444,607
Net change in unrealized appreciation/(depreciation) on investments	(4,665,004)
Net realized and unrealized gain on investments	779,603
Net Increase in Net Assets Resulting from Operations	$2,071,851

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,292,248	$2,775,604
Net realized gain on investments	5,444,607	3,451,834
Net change in unrealized appreciation/(depreciation) on investments	(4,665,004)	28,872,845
Net increase in net assets resulting from operations	2,071,851	35,100,283

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(5,104,318)	(11,248,220)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	6,626,932	(8,968,551)
Total increase in net assets	3,594,465	14,883,512

NET ASSETS
Beginning of period	100,962,840	86,079,328
End of period	$104,557,305	$100,962,840

(a)  A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	772,252	$11,633,920	1,302,996	$17,787,735
Shares issued on reinvestments of distributions	349,126	5,097,237	887,808	11,195,257
Shares redeemed	(671,529)	(10,104,225)	(2,761,539)	(37,951,543)
Net increase/(decrease)	449,849	$6,626,932	(570,735)	$(8,968,551)

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended
	April 30, 2022		Year Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.23		$11.96	$14.51	$15.33	$15.25	$13.00

Income from investment operations:
Net investment income	0.19		0.42	0.42	0.30	0.33	0.36
Net realized and unrealized
gain/(loss) on investments	0.12		4.43	(2.65)	0.87	1.06	2.25
Total from investment operations	0.31		4.85	(2.23)	1.17	1.39	2.61
Less distributions:
From net investment income	(0.40)		(0.44)	(0.32)	(0.31)	(0.36)	(0.29)
From net realized gain on investments	(0.37)		(1.14)	—	(1.68)	(0.95)	(0.07)
Total distributions	(0.77)		(1.58)	(0.32)	(1.99)	(1.31)	(0.36)

Net asset value, end of period	$14.77		$15.23	$11.96	$14.51	$15.33	$15.25

Total return	2.09	%‡	43.39%	-15.83%	9.07%	9.44%	20.43%

Ratios/supplemental data:
Net assets, end of period (thousands)	$104,557		$100,963	$86,079	$119,054	$85,308	$81,873

Ratio of expenses to average net assets:
Before fees waived and
expenses absorbed	0.98	%†	0.98%	1.01%	0.96%	1.00%	1.06%
After fees waived and
expenses absorbed	0.50	%†	0.50%	0.54%	0.70%	0.70%	0.50%

Ratio of net investment income
to average net assets:
Before fees waived and
expenses absorbed	2.03	%†	2.27%	2.52%	2.10%	1.86%	1.90%
After fees waived and
expenses absorbed	2.51	%†	2.75%	2.99%	2.36%	2.16%	2.46%

Portfolio turnover rate	33.68	%‡	34.47%	45.46%	23.83%	40.62%	37.01%

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund’s investment objective is to seek long-term capital growth while providing some income. The Fund began operations on December 12, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), continued

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), continued

shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$16,999,722	$—	$—	$16,999,722
Information	5,083,813	—	—	5,083,813
Management of Companies and Enterprises	3,570,363	—	—	3,570,363
Manufacturing	51,305,018	—	—	51,305,018
Mining, Quarrying, and Oil and Gas Extraction	1,084,152	—	—	1,084,152
Real Estate and Rental and Leasing	430,700	—	—	430,700
Retail Trade	15,629,110	—	—	15,629,110
Transportation and Warehousing	1,112,877	—	—	1,112,877
Utilities	7,227,850	—	—	7,227,850
Total Common Stocks	102,443,605	—	—	102,443,605
Money Market Fund	2,049,071	—	—	2,049,071
Total Investments in Securities	$104,492,676	$—	$—	$104,492,676

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), continued

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.

In December 2020, the SEC adopted a rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Edgar Lomax Company (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. Additionally, the Advisor has agreed to voluntarily waive a portion of its management fee and pay certain Fund expenses such that “Total Annual Fund Operating Expenses” will decline to 0.50% for underperformance versus the S&P 500® Value Index during either the 3-year or 5-year period. While this voluntary management fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the six months ended April 30, 2022, the Fund incurred $283,786 in advisory fees, of which the Advisor voluntarily waived $25,799 resulting in net advisory fees of $257,987 before expense limitation waivers. This excludes additional voluntarily waived expenses of $77,396.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.70% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2022, the Fund’s aggregate annual operating expenses were reduced to 0.50% of the Fund’s average daily net assets, including contractual expense limits. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), continued

subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Board’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2022, excluding amounts voluntarily waived, the Advisor reduced its fees and absorbed Fund expenses in the amount of $142,566; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Expires	Amount
10/31/2022	$152,691
10/31/2023	322,112
10/31/2024	284,842
4/30/2025	142,566
$902,211

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.

The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2022 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $33,595 of sub-transfer agent fees during the six months ended April 30, 2022. These fees are included in the transfer agent fees and expenses amount as disclosed in the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $37,750,751 and $33,967,644, respectively. There were no purchases or sales of long-term U.S. Government securities.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), continued

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2022 and the year ended October 31, 2021 was as follows:

	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021
Ordinary income	$2,866,361	$3,122,164
Long-term capital gains	2,237,957	8,126,056

As of October 31, 2021, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$89,732,297
Gross tax unrealized appreciation	14,922,890
Gross tax unrealized depreciation	(3,832,222)
Net tax unrealized appreciation (a)	11,090,668
Undistributed ordinary income	2,501,259
Undistributed long-term capital gain	2,237,922
Total distributable earnings	4,739,181
Total accumulated earnings/(losses)	$15,829,849

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 7 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, no shareholder owned more than 25% of the outstanding shares of the Fund.

NOTE 8 – TRUSTEES AND OFFICERS

Gail Duree retired as an Independent Trustee effective December 31, 2021. Michelle Sanville-Seebold resigned as Deputy Chief Compliance Officer effective May 27, 2022.

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at April 30, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-205-0524. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-866-205-0524.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-866-205-0524 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and The Edgar Lomax Company (the “Advisor”) on behalf of the Edgar Lomax Value Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated throughout the COVID-19 pandemic. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor by videoconference to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2021, on both an absolute basis and  a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund underperformed the average of its Morningstar peer group and Cohort for the one-, three-, and five-year periods and outperformed for the ten-year period ended June 30, 2021.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks noting that it had underperformed each for the one-, three-, five-, and ten-year periods ended June 30, 2021.

The Board also considered any differences in performance between the Advisor’s separately managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2021.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total expenses of the Fund, the Board reviewed comparisons to the Morningstar peer funds, the Cohort, and the Advisor’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Fund. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.70%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). Additionally, the Board noted that the Advisor had voluntarily agreed to waive a portion of its advisory fees in the event, at the end of any month, the Fund’s trailing three-year and/or five-year average annual total return was less than that of a specific index. The Board noted that the Fund’s total net expense ratio was below the average and median of both its Morningstar peer group and its Cohort. The Board also considered that the contractual management fee was in line with the Morningstar peer group median, slightly below the Morningstar peer group average, and below the Cohort median and average. The Board considered the advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap.

The Board also considered the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were in some cases higher than the fees charged to the Advisor’s similarly managed account clients due to the increased services provided to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fee to be paid to the Advisor was fair and reasonable.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund, such as “soft dollar” benefits that may be received in exchange for Fund brokerage. The Board also considered that the Fund does not charge Rule 12b-1 fees. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

EDGAR LOMAX VALUE FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
The Edgar Lomax Company
5971 Kingstowne Village Parkway, Suite 240
Alexandria, VA 22315
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 1-866-205-0524.

ED-SEMI

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date 7/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date 7/5/2022

By (Signature and Title)*       /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date 7/6/2022

* Print the name and title of each signing officer under his or her signature